Prepaid Expense and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Current Assets
Schedule of prepaid expense and other current assets
	June 30, 2024	June 30, 2023
Insurance	$116,074	$187,949
Prepayment to vendors	203,556	138,653
Deposits on services	25,550	45,678
Prepaid monthly rent	60,041	27,813
Subscriptions and services being amortized over the service period	32,500	-
Other deposits	-	70,826
Stock issued for prepaid interest on convertible note payable	64,320	465,595
Other prepaid expenses	-	31,000
Other receivables	148	144,765

Total	$502,188	$1,112,280